Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses	$ 3,005,295	$ 617,819
Stock-based compensation	2,786,419	458,061
Capitalized R&D expenses	1,378,270	208,112
Start-up costs	10,435	11,208
Property and equipment	0	38
Credits	71,006	0
Total deferred tax assets	7,251,425	1,295,238
Valuation allowance	(7,251,124)	(1,295,238)
Deferred income tax assets, net	301	0
Deferred tax liabilities:
Property and equipment	(301)	0
Net deferred tax asset/(liability)	$ 0	$ 0